Shareholders’ Equity (Details) - USD ($)					12 Months Ended
	Apr. 04, 2025	Dec. 12, 2023	Jun. 26, 2023	Dec. 02, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Shareholders’ Equity [Abstract]
Ordinary shares authorized					500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Shares issued					50,000,000	50,000,000
Additional paid-in capital (in Dollars)			$ 552,485	$ 416,913	$ 690,878	$ 1,970,098	$ 416,913
Payment of expenses (in Dollars)					685,878	1,417,613
Number of transactions shares		15,000,000
Percentage of outstanding ordinary shares		30.00%
Beneficial owner shares		15,000,000
Gross proceeds (in Dollars)					$ (216,998)	$ (707,233)
Shares Outstanding					50,000,000	50,000,000
Subsequent Event [Member]
Shareholders’ Equity [Abstract]
Shares issued	52,000,000
Shares Outstanding	52,000,000
Warrant issued	5 years
Subsequent Event [Member] | Warrant [Member]
Shareholders’ Equity [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 4.8
Shares issued	60,000
Shenzhen Sowell [Member]
Shareholders’ Equity [Abstract]
Percentage of beneficial ownership			20.00%	30.00%
IPO [Member] | Subsequent Event [Member]
Shareholders’ Equity [Abstract]
Shares issued	2,000,000
Number of transactions shares	2,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Abstract]
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 4
Shares issued	52,000,000
Gross proceeds (in Dollars)	$ 8,000,000
Shares Outstanding	52,000,000